Fee-based Revenue from Contracts with Customers - Corporate & Institutional Banking Noninterest Income Disaggregation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Noninterest Income	$ 6,874	$ 6,469	$ 6,144
Corporate & Institutional Banking
Disaggregation of Revenue [Line Items]
Noninterest Income	2,537	2,406	$ 2,271
Corporate & Institutional Banking | In-Scope Corporate and Institutional Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	1,566	1,454
Corporate & Institutional Banking | Out-of-Scope Corporate and Institutional Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	971	952
Corporate & Institutional Banking | Treasury Management Fees [Member] | In-Scope Corporate and Institutional Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	840	776
Corporate & Institutional Banking | Capital Markets Fees [Member] | In-Scope Corporate and Institutional Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	547	510
Corporate & Institutional Banking | Commercial Mortgage Banking Activities [Member] | In-Scope Corporate and Institutional Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	102	87
Corporate & Institutional Banking | Other | In-Scope Corporate and Institutional Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	$ 77	$ 81